UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22704

CAMBRIA ETF TRUST
(Exact name of Registrant as specified in charter)
________

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

With a Copy to:
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments

The Trust’s Schedule of Investments as of the close of the reporting period is prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Cambria Investment Management
Schedule of Investments ● Cambria Dhandho Junoon ETF ● January 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 100.0%
Consumer Discretionary — 44.8%
AutoZone*	571	$413,964
Barnes & Noble Education*	240	2,412
Bed Bath & Beyond	715	28,850
CBS, Cl B	94	6,062
Charter Communications, Cl A*	44	14,254
Dillard's, Cl A	836	47,184
Fiat Chrysler Automobiles*	1,420	15,606
Fiesta Restaurant Group*	112	2,946
FTD*	135	3,102
Gannett	124	1,193
Gap	4,073	93,801
General Motors	352	12,887
GNC Holdings, Cl A	1,712	15,186
H&R Block	658	14,121
Interpublic Group of	1,893	44,542
Lear	1,381	196,226
Marriott Vacations Worldwide	95	8,216
Murphy USA*	56	3,567
New Media Investment Group	166	2,530
News, Cl A	284	3,490
Pier 1 Imports	2,086	15,165
Sears Holdings*	537	3,748
Six Flags Entertainment	1,602	95,447
Sotheby's*	486	19,299
Time	198	3,812
TJX	226	16,932
TripAdvisor*	88	4,655
Twenty-First Century Fox, Cl B	338	10,481
Vista Outdoor*	34	980
Visteon*	851	76,224
Wendy's	982	13,286
Whirlpool	54	9,444
		1,199,612
Consumer Staples — 1.0%
HRG Group*	868	14,608
Mondelez International, Cl A	286	12,664
		27,272
Energy — 1.1%
CVR Energy	568	12,615
Exterran*	82	2,544

Description	Shares	Value

Navigator Holdings*	397	$4,585
Phillips 66	132	10,774
		30,518
Financials — 36.1%
American International Group	3,212	206,403
Aon	136	15,327
Assured Guaranty	228	8,872
Berkshire Hathaway, Cl B*	99	16,250
Brookfield Asset Management, Cl A	394	13,624
Charles Schwab	428	17,651
KCG Holdings, Cl A*	347	4,848
Leucadia National	614	14,644
MBIA*	1,966	20,053
Primerica	1,287	97,104
Travelers	3,419	402,690
US Bancorp	235	12,372
Validus Holdings	1,723	98,211
Wells Fargo	245	13,801
White Mountains Insurance Group	25	22,744
		964,594
Health Care — 2.8%
Allergan	47	10,288
Baxter International	283	13,558
DaVita*	134	8,542
Halyard Health*	100	3,847
HealthSouth	513	19,915
Johnson & Johnson	113	12,797
Mallinckrodt PLC*	40	1,949
Zoetis, Cl A	95	5,220
		76,116
Industrials — 2.0%
Actuant, Cl A	861	22,515
Allegion PLC	71	4,663
Engility Holdings*	175	5,133
Hyster-Yale Materials Handling	52	3,199
KLX*	105	5,144
SPX FLOW*	80	2,791
Veritiv*	40	2,242
Xylem	145	7,150
		52,837
Information Technology — 9.5%
Alphabet, Cl A*	17	13,943
Apple	125	15,169

Cambria Investment Management
Schedule of Investments ● Cambria Dhandho Junoon ETF ● January 31, 2017 (unaudited)

Description	Shares	Value

Autodesk*	170	$13,828
CDK Global	33	2,064
Celestica*	300	4,164
Cimpress*	206	17,384
Corning	875	23,179
CSRA	63	1,954
Facebook, Cl A*	89	11,599
Juniper Networks	902	24,156
Keysight Technologies*	56	2,076
Leju Holdings ADR*	620	2,511
Lumentum Holdings*	58	2,201
Microsoft	312	20,171
Motorola Solutions	306	24,697
NCR*	614	26,414
Oracle	295	11,832
Plantronics	225	12,731
Science Applications International	68	5,536
ViaSat*	154	9,996
Western Union	389	7,617
		253,222
Materials — 1.6%
Air Products & Chemicals	106	14,815
Ashland Global Holdings	38	4,523
Mosaic	447	14,022
Rayonier Advanced Materials	299	4,058
Sibanye Gold ADR	586	5,309
		42,727
Real Estate — 1.1%
Alexander & Baldwin	146	6,500
FirstService	36	1,796
RMR Group	50	2,390
St. Joe*	1,087	18,316
		29,002

Total Common Stock
(Cost $2,557,263)		2,675,900

Total Investments - 100.0%
(Cost $2,557,263)†		$2,675,900
Other Assets and Liabilities - 0.0%		49
Net Assets - 100.0%		$2,675,949

Percentages are based on Net Assets.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $2,557,263, and the unrealized appreciation and depreciation were $252,496 and $(133,859), respectively.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of January 31, 2017, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-009-0100

Cambria Investment Management
Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● January 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 96.3%
Brazil — 5.8%
Cia de Gas de Sao Paulo - COMGAS	4,800	$66,247
Ez Tec Empreendimentos e Participacoes	14,400	83,445
Magazine Luiza *	6,000	243,706
Qualicorp	12,000	78,487
		471,885
China — 1.9%
China Petroleum & Chemical ADR	1,002	80,200
CNOOC ADR	582	73,233
		153,433
Colombia — 0.9%
Banco de Bogota	3,666	75,031

Czech Republic — 1.1%
O2 Czech Republic	8,826	91,324

Greece — 1.7%
Aegean Airlines	9,846	70,469
Motor Oil Hellas Corinth Refineries	5,016	72,017
		142,486
Hong Kong — 11.5%
China Communications Services, Cl H	144,000	98,179
Guangzhou R&F Properties	52,800	67,915
Guolian Securities, Cl H	135,000	72,033
Qingdao Port International, Cl H (A)	120,000	68,515
Red Star Macalline Group, Cl H (A)	72,000	72,474
Shenzhen Expressway, Cl H	84,000	76,866
Sinopec Engineering Group, Cl H	78,000	63,334
Sinopec Shanghai Petrochemical ADR	1,518	94,480
Tianneng Power International	108,000	95,489
Weiqiao Textile, Cl H	99,000	63,160
Xingda International Holdings	180,000	87,693
Zoomlion Heavy Industry Science and Technology	156,000	79,418
		939,556
Hungary — 2.2%
MOL Hungarian Oil & Gas	1,206	85,047
OTP Bank	3,192	98,100
		183,147

Description	Shares	Value

India — 7.8%
Chennai Petroleum	16,532	$80,363
GHCL	24,061	98,255
Hindustan Zinc	25,392	111,868
Indian Oil	19,250	103,961
Mphasis	9,102	75,028
Rural Electrification	39,840	83,473
Sonata Software	30,115	85,136
		638,084
Mexico — 0.7%
Rassini, Cl A	32,400	59,817

Poland — 2.2%
Budimex	1,656	89,319
Polski Koncern Naftowy ORLEN	4,476	90,734
		180,053
Russia — 8.3%
Bashneft PJSC	1,668	112,328
Center for Cargo Container Traffic TransContainer PJSC	1,530	93,598
Gazprom PJSC ADR	16,950	83,648
LUKOIL PJSC ADR	1,716	96,448
M.Video PJSC	15,726	100,648
Rosneft PJSC GDR	14,088	93,051
Tatneft PJSC ADR	2,460	98,917
		678,638
South Africa — 14.4%
Assore	5,532	113,637
Barclays Africa Group	5,898	69,511
Barloworld	8,370	68,451
Bidvest Group	7,644	89,947
Coronation Fund Managers	15,834	78,389
FirstRand	22,836	85,074
Imperial Holdings	7,098	87,868
Liberty Holdings	8,418	68,718
Old Mutual	27,558	72,275
Sanlam	17,064	82,299
Sasol ADR	2,676	79,905
Standard Bank Group	8,226	87,858
Telkom SOC	16,344	89,307
Wilson Bayly Holmes-Ovcon	8,652	94,019
		1,167,258

Cambria Investment Management
Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● January 31, 2017 (unaudited)

Description	Shares	Value

South Korea — 12.8%
Dongbu Insurance	1,296	$65,910
GS Holdings	1,758	77,152
Hana Financial Group	3,624	107,431
Hyosung	654	76,256
Hyundai Marine & Fire Insurance	2,904	75,218
Korea Electric Power ADR *	2,850	52,269
LG Uplus	7,758	76,105
LS	1,500	80,802
POSCO ADR	1,590	92,029
Samsung Electronics	60	101,867
SK Innovation	618	83,492
Tongyang Life Insurance	6,072	55,385
Woori Bank *	8,688	97,937
		1,041,853
Taiwan — 20.9%
Actron Technology	18,000	63,166
Asustek Computer	6,000	52,255
Aten International	30,000	77,139
Chang Wah Electromaterials	18,000	74,076
Chaun-Choung Technology	12,000	58,572
Chicony Electronics	30,055	70,665
Chilisin Electronics	30,000	73,407
Chin-Poon Industrial	36,000	71,090
Chunghwa Telecom ADR	1,944	61,353
CyberPower Systems	18,000	57,998
Elite Advanced Laser	18,000	71,492
Elite Material	24,000	83,838
Eurocharm Holdings	24,000	60,639
Hon Hai Precision Industry	24,000	64,085
Ibase Technology	30,000	58,094
Micro-Star International	24,000	57,883
On-Bright Electronics	14,400	99,917
Phison Electronics	12,000	94,558
Powertech Technology	30,000	81,829
Shin Zu Shing	24,000	67,913
Simplo Technology	24,000	71,588
Sitronix Technology	24,000	72,124
Topco Scientific	24,000	67,147
Tripod Technology	36,000	87,629
		1,698,457

Description	Shares	Value

Thailand — 1.9%
PTT Exploration & Production	31,686	$88,191
Thai Oil	34,800	70,915
		159,106
Turkey — 2.2%
Aygaz	18,540	62,649
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret	33,804	62,982
Vestel Beyaz Esya Sanayi ve Ticaret	16,338	55,988
		181,619

Total Common Stock
(Cost $7,399,751)		7,861,747

Total Investments - 96.3%
(Cost $7,399,751)†		$7,861,747
Other Assets and Liabilities - 3.7%		305,991
Net Assets - 100.0%		$8,167,738

Percentages are based on Net Assets.

*	Non-income producing security.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Adviser. The total value of such securities at January 31, 2017 was $140,989 and represents 1.7% of Net Assets.

†	At January 31, 2017, the tax basis cost of the Fund's investments was $7,399,751, and the unrealized appreciation and depreciation were $704,362 and $(242,366), respectively.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-008-0200

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 99.4%
Australia — 6.1%
Cabcharge Australia	80,255	$222,158
Caltex Australia	9,603	208,291
CIMIC Group	11,940	310,596
Monadelphous Group	54,141	426,617
Myer Holdings	201,250	184,679
Seven Group Holdings	46,869	259,836
		1,612,177
Austria — 1.1%
OMV	8,458	295,507

Belgium — 1.1%
Ageas	7,024	300,113

Canada — 13.4%
Canadian Imperial Bank of Commerce	3,748	319,167
Capital Power	15,000	284,496
Ensign Energy Services	40,800	278,114
Genworth MI Canada	9,208	230,899
Great Canadian Gaming *	14,400	281,416
Great-West Lifeco	8,411	230,499
IGM Financial	5,744	176,524
Labrador Iron Ore Royalty	14,028	202,456
Magna International	7,296	315,613
Metro, Cl A	14,980	455,070
Rogers Sugar	59,196	302,064
Sandvine	85,500	185,291
TFI International	9,200	249,010
		3,510,619
Denmark — 4.6%
Novo Nordisk, Cl B	5,105	183,347
Pandora	2,693	352,436
Topdanmark *	11,200	294,615
Tryg	19,541	373,036
		1,203,434
Finland — 4.0%
Kesko, Cl B	5,668	286,658
Metso	12,222	375,493
Stora Enso, Cl R	33,413	379,452
		1,041,603

Description	Shares	Value

France — 8.0%
AXA	8,701	$213,404
BNP Paribas	5,479	350,027
Casino Guichard Perrachon	4,410	237,555
CNP Assurances	15,483	290,573
Engie	11,178	133,518
Metropole Television	13,275	260,742
Natixis	50,880	301,265
Neopost	9,216	304,331
		2,091,415
Germany — 2.9%
E.ON	15,901	121,925
Freenet	10,432	312,616
Muenchener Rueckversicherungs	1,735	325,517
		760,058
Hong Kong — 5.4%
Belle International Holdings	249,942	153,337
Hang Lung Properties	83,000	205,390
Li & Fung	243,822	106,216
Shanghai Industrial Holdings	65,000	175,508
Swire Pacific, Cl A	20,000	204,024
Television Broadcasts	47,245	181,456
Wharf Holdings	52,800	398,438
		1,424,369
Italy — 1.2%
STMicroelectronics	23,585	310,105

Japan — 21.2%
Aoyama Trading	6,599	232,610
Autobacs Seven	19,667	304,820
Dai Nippon Printing	21,052	214,230
DIC	5,900	183,412
Geo Holdings	17,957	207,545
Hokkoku Bank	72,000	274,838
ITOCHU	19,200	264,593
Komatsu	17,213	410,697
Mitsui	24,972	366,364
Nabtesco	9,100	237,514
NTT DOCOMO	12,370	296,514
Sankyo	5,349	178,837
Sanwa Holdings	19,800	184,304
Sumitomo Bakelite	48,000	283,978

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2017 (unaudited)

Description	Shares	Value

Suruga Bank	10,000	$228,501
TOKAI Holdings	28,600	203,906
Tokyo Electron	4,402	456,535
Toyo Kanetsu	120,000	356,036
UT Group *	40,800	384,838
Zeon	24,000	276,326
		5,546,398
Netherlands — 1.9%
Aegon	60,336	326,447
BinckBank	28,946	165,736
		492,183
New Zealand — 1.8%
SKY Network Television	91,761	312,390
Tower	255,580	153,766
		466,156
Norway — 5.5%
DNB	19,783	330,034
Salmar	22,102	625,166
Telenor	12,123	191,956
Yara International	6,952	292,980
		1,440,136
Portugal — 1.9%
EDP - Energias de Portugal	82,650	239,827
Galp Energia SGPS	17,554	258,094
		497,921
Singapore — 0.8%
Venture	28,100	203,171

Spain — 2.9%
Endesa	10,710	220,189
Gas Natural SDG	14,564	280,164
Mediaset Espana Comunicacion	20,950	255,783
		756,136
Sweden — 2.8%
JM	10,456	315,577
SSAB, Cl A *	69,571	285,853
Telia	35,322	143,233
		744,663
Switzerland — 3.3%
Adecco Group	3,927	279,380
Swiss Re	3,203	298,112

Description	Shares	Value

Zurich Insurance Group	1,056	$302,537
		880,029
United Kingdom — 9.5%
Cape	67,940	154,271
Carillion	61,668	167,182
HSBC Holdings	32,562	277,075
Intermediate Capital Group	33,764	294,141
J Sainsbury	77,557	251,625
Johnson Matthey	7,181	293,686
Kingfisher	54,107	228,841
Legal & General Group	53,484	158,048
Rio Tinto	6,534	286,953
Royal Mail	31,178	161,438
Vodafone Group	84,219	205,910
		2,479,170

Total Common Stock
(Cost $26,626,964)		26,055,363

Total Investments - 99.4%
(Cost $26,626,964)†		$26,055,363
Other Assets and Liabilities - 0.6%		145,654
Net Assets - 100.0%		$26,201,017

Percentages are based on Net Assets.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $26,626,964, and the unrealized appreciation and deprecia-tion were $2,514,224 and $(3,085,825), respectively.

Cl — Class

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-002-0700

Cambria Investment Management
Schedule of Investments ● Cambria Global Asset Allocation ETF● January 31, 2017 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.8%
Cambria Emerging Shareholder Yield ETF‡	118,180	$3,280,677
Cambria Foreign Shareholder Yield ETF‡ *	27,846	608,157
Cambria Global Value ETF‡	61,217	1,311,268
Cambria Shareholder Yield ETF‡	30,628	1,010,418
Cambria Sovereign High Yield Bond ETF‡	43,118	1,155,562
iShares 20+ Year Treasury Bond ETF	5,356	643,256
iShares 7-10 Year Treasury Bond ETF	9,230	969,611
iShares Edge MSCI USA Momentum Factor ETF	19,006	1,487,220
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,164	958,045
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio	120,120	2,066,064
SPDR Bloomberg Barclays High Yield Bond ETF	16,640	614,182
SPDR Bloomberg Barclays International Corporate Bond ETF	19,978	625,311
SPDR Bloomberg Barclays TIPS ETF	17,316	982,337
SPDR Citi International Government Inflation-Protected Bond ETF	17,818	949,343
VanEck Vectors Emerging Markets High Yield Bond ETF	53,196	1,303,302
VanEck Vectors International High Yield Bond ETF	25,194	618,765
Vanguard Emerging Markets Government Bond ETF	19,352	1,521,841
Vanguard FTSE All World ex-US Small-Capital ETF	6,630	653,320
Vanguard FTSE Developed Markets ETF	32,864	1,244,888
Vanguard Global ex-U.S. Real Estate ETF	17,368	889,763
Vanguard Mid-Capital ETF	10,530	1,427,026
Vanguard REIT ETF	12,142	1,000,137
Vanguard Short-Term Bond ETF	8,086	644,292
Vanguard Short-Term Corporate Bond ETF	8,112	645,877
Vanguard Total Bond Market ETF	31,598	2,557,542
Vanguard Total International Bond ETF	30,784	1,654,948
Vanguard Total Stock Market ETF	12,298	1,444,523
		32,267,675

Description	Shares	Value

Total Exchange Traded Funds
(Cost $32,049,489)		$32,267,675

Total Investments - 99.8%
(Cost $32,049,489)†		$32,267,675
Other Assets and Liabilities - 0.2%		64,535
Net Assets - 100.0%		$32,332,210

Percentages are based on Net Assets.

‡
Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.  Transactions with affiliated companies during the period ended January 31, 2017 are as follows:

Value of Shares Held as of 04/30/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 01/31/17	Dividend Income
Cambria Emerging Shareholder Yield ETF
$-	$3,413,951	$(359,873)	$217,255	$9,344	$3,280,677	$20,788
Cambria Foreign Shareholder Yield ETF
$446,609	$200,345	$(66,852)	$27,006	$1,049	$608,157	$13,493
Cambria Global Value ETF
$909,385	$413,410	$(138,438)	$119,804	$7,107	$1,311,268	$27,033
Cambria Shareholder Yield ETF
$673,580	$323,897	$(105,489)	$114,360	$4,070	$1,010,418	$10,541
Cambria Sovereign High Yield Bond ETF
$902,887	$398,832	$(139,885)	$(16,550)	$10,278	$1,155,562	$32,562

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $32,049,488, and the unrealized appreciation and depreciation were $722,291 and $(504,104), respectively.

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protected Security

As of January 31, 2017, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-005-0600

Cambria Investment Management
Schedule of Investments ●Cambria Global Momentum ETF● January 31, 2017 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.0%
Cambria Emerging Shareholder Yield ETF‡	94,118	$2,612,716
Cambria Foreign Shareholder Yield ETF‡ *	92,536	2,020,986
Cambria Global Value ETF‡	113,971	2,441,259
Cambria Shareholder Yield ETF‡	64,600	2,131,154
Cambria Sovereign High Yield Bond ETF‡	12,751	341,727
FlexShares Global Upstream Natural Resources Index Fund	86,602	2,606,720
iShares Global Energy ETF	75,650	2,563,779
iShares Global Materials ETF	45,794	2,709,631
iShares Global Tech ETF	20,279	2,338,371
iShares Micro-Capital ETF	25,188	2,119,570
iShares Mortgage Real Estate Capped ETF	54,153	2,308,542
PowerShares DB Base Metals Fund	184,208	3,006,275
PowerShares DB Energy Fund	6,192	81,363
SPDR Bloomberg Barclays High Yield Bond ETF	66,085	2,439,197
VanEck Vectors Emerging Markets High Yield Bond ETF	95,983	2,351,584
Vanguard FTSE Emerging Markets ETF	62,518	2,365,681
Vanguard Small-Capital ETF	16,311	2,135,599
Vanguard Small-Capital Value ETF	21,080	2,567,333
WisdomTree Emerging Markets SmallCap Dividend Fund	54,635	2,273,362
		41,414,849

Total Exchange Traded Funds
(Cost $39,417,750)		41,414,849

Total Investments - 99.0%
(Cost $39,417,750)†		$41,414,849
Other Assets and Liabilities - 1.0%		397,589
Net Assets - 100.0%		$41,812,438

Percentages are based on Net Assets.

‡
Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.  Transactions with affiliated companies during the period ended January 31, 2017 are as follows:

Value of Shares Held as of 04/30/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 01/31/17	Dividend Income
Cambria Emerging Shareholder Yield ETF
$-	$2,594,392	$(81,473)	$101,069	$(1,272)	$2,612,716	$16,569
Cambria Foreign Shareholder Yield ETF
$-	$1,931,469	$-	$89,517	$-	$2,020,986	$-
Cambria Global Value ETF
$-	$3,491,988	$(1,209,747)	$171,276	$(12,258)	$2,441,259	$7,848
Cambria Shareholder Yield ETF
$-	$3,317,735	$(1,171,006)	$29,778	$(45,353)	$2,131,154	$15,783
Cambria Sovereign High Yield Bond ETF
$1,185,431	$613,897	$(1,398,550)	$(71,499)	$12,448	$341,727	$26,013

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $39,417,750, and the unrealized appreciation and depreciation were $1,999,163 and $(2,064), respectively.

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
SPDR — Standard & Poor’s Depositary Receipt

As of January 31, 2017, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-004-0500

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● January 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 95.9%
Austria — 11.5%
Agrana Beteiligungs	9,048	$1,165,247
AMAG Austria Metall (A)	32,499	1,246,318
Erste Group Bank *	30,972	940,845
EVN	73,689	902,071
Lenzing	17,787	2,541,274
OMV	24,273	848,055
Raiffeisen Bank International *	33,408	741,118
UNIQA Insurance Group	82,737	680,581
Vienna Insurance Group Wiener Versicherung Gruppe	22,272	541,322
Voestalpine	24,621	1,041,878
		10,648,709
Brazil — 7.5%
AMBEV	150,075	819,171
Banco do Brasil *	114,983	1,135,197
Banco Santander Brasil	204,544	2,032,393
Cia Siderurgica Nacional *	263,697	966,552
Cosan Industria e Comercio	74,472	951,727
JBS	276,793	1,045,297
		6,950,337
Czech Republic — 6.5%
CEZ	54,662	936,620
Fortuna Entertainment Group *	166,692	622,656
Komercni Banka	30,515	1,078,893
Pegas Nonwovens	35,757	1,171,377
Philip Morris CR	2,001	1,057,138
Unipetrol	144,420	1,107,772
		5,974,456
Greece — 7.4%
Alpha Bank AE *	19,847	35,137
Athens Water Supply & Sewage	94,395	545,165
Bank of Greece	51,156	662,678
FF Group *	14,655	280,333
Hellenic Petroleum *	108,489	507,106
Hellenic Telecommunications Organization	49,286	448,514
Intralot -Integrated Lottery Systems & Services *	352,089	410,488
JUMBO	41,999	589,396
Karelia Tobacco	3,654	1,100,519
Metka Industrial - Construction	60,030	418,626
Motor Oil Hellas Corinth Refineries	80,388	1,154,164

Description	Shares	Value

National Bank of Greece *	24,643	$5,879
OPAP	48,645	430,603
Piraeus Bank *	11,325	2,164
Public Power *	107,831	301,487
		6,892,259
Hong Kong — 5.5%
Beijing Enterprises Holdings	97,338	486,759
China Mobile	43,265	489,867
China Overseas Land & Investment	164,622	486,934
China Power International Development	1,172,814	424,752
China Resources Land	210,281	524,151
China Resources Power Holdings	290,778	502,937
China Taiping Insurance Holdings *	247,033	545,078
China Unicom Hong Kong	427,934	508,520
CITIC	336,493	500,474
Shanghai Industrial Holdings	224,745	606,840
		5,076,312
Hungary — 8.0%
Magyar Telekom Telecommunications	643,090	1,148,889
MOL Hungarian Oil & Gas	27,494	1,938,884
OTP Bank	74,485	2,289,141
Richter Gedeon Nyrt	95,118	2,048,099
		7,425,013
Italy — 5.6%
Atlantia	36,510	829,638
Enel	204,711	853,892
Eni	45,153	692,637
Intesa Sanpaolo	287,307	673,024
Saipem *	46,545	23,741
Telecom Italia *	801,839	688,144
UniCredit *	14,383	390,648
Unipol Gruppo Finanziario	150,597	555,340
UnipolSai	220,083	457,581
		5,164,645
Norway — 7.0%
Aker Solutions *	136,662	734,670
DNB	40,682	678,687
Gjensidige Forsikring	31,159	536,062
Norsk Hydro	125,983	717,738
Petroleum Geo-Services *	182,387	604,783
Statoil	30,835	573,480
Storebrand *	134,679	820,511

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● January 31, 2017 (unaudited)

Description	Shares	Value

Telenor	31,532	$499,279
TGS Nopec Geophysical	32,550	779,412
Yara International	13,238	557,893
		6,502,515
Poland — 8.0%
Alior Bank *	18,729	285,282
Asseco Poland	23,171	332,692
Bank Millennium *	205,619	301,905
Bank Pekao	8,505	287,344
Bank Zachodni WBK	4,300	369,903
CCC	7,952	410,239
Cyfrowy Polsat *	59,315	358,286
Energa	54,913	140,001
Eurocash	44,067	439,052
Grupa Azoty	16,880	289,616
Grupa Lotos *	50,491	474,689
ING Bank Slaski	10,496	463,903
KGHM Polska Miedz	12,324	381,288
LLP SA *	215	273,801
Lubelski Wegiel Bogdanka *	16,294	264,263
mBank *	3,095	292,134
Orange Polska *	143,480	193,471
PGE Polska Grupa Energetyczna	65,611	178,908
Polski Koncern Naftowy ORLEN	23,074	467,737
Polskie Gornictwo Naftowe i Gazownictwo	268,356	367,887
Powszechna Kasa Oszczednosci Bank Polski *	44,292	339,211
Powszechny Zaklad Ubezpieczen	31,967	280,979
Tauron Polska Energia *	310,068	228,406
		7,420,997
Portugal — 8.7%
Altri SGPS	44,485	194,776
Banco BPI, Cl G *	124,175	151,742
Banco Comercial Portugues, Cl R *	43,479	7,341
Banco Espirito Santo * (B)	318,087	—
BANIF - Banco Internacional do Funchal * (B) (C)	60,980,850	—
CIMPOR Cimentos de Portugal SGPS *	298,932	75,189
Corticeira Amorim SGPS	281,967	2,651,193
CTT-Correios de Portugal	17,684	98,390
EDP - Energias de Portugal	281,566	817,023
Galp Energia SGPS	78,966	1,161,027
Jeronimo Martins SGPS	25,978	439,019
Mota-Engil SGPS	51,332	89,160

Description	Shares	Value

Navigator	42,345	$154,003
NOS SGPS	26,194	147,293
Pharol SGPS *	511,535	141,364
REN - Redes Energeticas Nacionais SGPS	64,624	177,753
Semapa-Sociedade de Investimento e Gestao	75,603	1,073,222
Sonae *	609,870	523,395
Teixeira Duarte	740,457	159,066
		8,060,956
Russia — 12.1%
Alrosa PJSC	1,056,528	1,856,455
Gazprom Neft PJSC	280,140	1,074,363
Gazprom PJSC	312,069	777,124
Rosneft PJSC	165,648	1,103,127
Sberbank of Russia PJSC	481,197	1,377,477
Severstal PJSC	138,852	2,192,825
Unipro PJSC	18,756,852	881,171
Uralkali *	247,167	700,557
VTB Bank PJSC	1,081,133,166	1,239,560
		11,202,659
Spain — 8.1%
Acciona	11,173	864,555
Banco Bilbao Vizcaya Argentaria	90,267	611,459
Banco Santander	125,375	696,881
CaixaBank	180,394	658,404
Enagas	29,606	725,489
Endesa	34,986	719,284
Ferrovial	39,767	719,056
Gas Natural SDG	43,445	835,742
Iberdrola	133,407	840,175
Mapfre	276,709	836,385
		7,507,430

Total Common Stock
(Cost $95,262,818)		88,826,288

PREFERRED STOCK — 3.7%
Brazil — 3.7%
Banco Bradesco*	112,079	1,163,081
Cia Energetica de Minas Gerais	187,398	543,562
Telefonica Brasil	57,768	855,585
Vale*	89,697	869,615

Total Preferred Stock (Cost $4,082,173)		3,431,842

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● January 31, 2017 (unaudited)

Description	Number of Rights	Value

RIGHT — 0.0%
Portugal — 0.0%
Banco Comercial Portugues*
Expires 02/02/17	43,482	$27,225

Total Right (Cost $226,485)		27,225

Total Investments - 99.6%
(Cost $99,571,476)†		$92,285,355
Other Assets and Liabilities - 0.4%		354,804
Net Assets - 100.0%		$92,640,159

Percentages are based on Net Assets.

*	Non-income producing security.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Adviser. The total value of such securities at January 31, 2017 was $1,246,318 and represents 1.3% of Net Assets.

(B)	Securities considered illiquid. The total value of such securities as of January 31, 2017 was $0 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund.  The total value of such securities as of January 31, 2017, was $0 and represented 0.0% of Net Assets.

†	At January 31, 2017, the tax basis cost of the Fund's invest-ments was $99,571,476, and the unrealized appreciation and depreciation were $10,273,916 and $(17,560,037), respectively.

Cl — Class

The following is a list of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$88,826,288	$—	$—	$88,826,288
Preferred Stock	3,431,842	—	—	3,431,842
Right	27,225	—	—	27,225
Total Investments in Securities	$92,285,355	$—	$—	$92,285,355

(1)
Included in Level 3 are two securities with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-003-0600

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 100.0%
Consumer Discretionary — 18.6%
American Eagle Outfitters	106,876	$1,614,896
Best Buy	26,241	1,168,249
Big Lots	29,109	1,455,450
CBS, Cl B	20,960	1,351,710
Children's Place	17,481	1,695,657
Cooper Tire & Rubber	34,566	1,253,018
Dillard's, Cl A	7,468	421,494
Finish Line, Cl A	50,024	860,413
Francesca's Holdings*	54,935	958,066
Guess?	68,645	876,597
Home Depot	14,532	1,999,313
Kohl's	24,522	976,711
Lowe's	24,800	1,812,384
Macy's	15,788	466,378
O'Reilly Automotive*	8,146	2,136,451
Six Flags Entertainment	29,529	1,759,338
Target	14,279	920,710
Time Warner	6,789	657,515
Visteon*	8,609	771,108
Whirlpool	8,098	1,416,259
		24,571,717
Consumer Staples — 6.4%
Archer-Daniels-Midland	12,920	571,839
CVS Health	17,120	1,349,227
Dr Pepper Snapple Group	20,240	1,845,888
Nu Skin Enterprises, Cl A	30,137	1,563,508
Pilgrim's Pride*	47,313	905,571
Wal-Mart Stores	18,350	1,224,679
Whole Foods Market	29,941	904,817
		8,365,529
Energy — 4.6%
CVR Energy	36,500	810,665
HollyFrontier	27,123	785,753
Murphy Oil	38,634	1,116,909
Nabors Industries	137,516	2,234,635
Valero Energy	17,611	1,158,100
		6,106,062
Financials — 30.9%
Aflac	19,053	1,333,520
Allied World Assurance Holdings	25,801	1,370,807

Description	Shares	Value

Allstate	22,790	$1,714,036
American Financial Group	11,636	1,002,674
American International Group	21,761	1,398,362
Ameriprise Financial	12,007	1,348,026
Ares Capital	48,812	824,919
Assurant	18,055	1,753,682
Assured Guaranty	47,928	1,864,879
Axis Capital Holdings	28,432	1,819,932
Bank of America	62,344	1,411,468
Chubb	7,866	1,034,300
CNO Financial Group	67,556	1,277,484
Everest Re Group	8,458	1,860,168
Fifth Third Bancorp	57,120	1,490,832
Green Dot, Cl A*	60,448	1,620,006
Hartford Financial Services Group	26,201	1,276,251
JPMorgan Chase	12,473	1,055,590
Legg Mason	31,371	994,147
Leucadia National	46,302	1,104,303
Lincoln National	19,638	1,325,761
LPL Financial Holdings	22,565	886,804
Prospect Capital	130,962	1,102,700
Regions Financial	96,579	1,391,703
SunTrust Banks	33,238	1,888,583
Synovus Financial	26,117	1,088,556
Travelers	14,886	1,753,273
Unum Group	35,760	1,624,577
US Bancorp	19,350	1,018,778
Voya Financial	27,450	1,104,039
		40,740,160
Health Care — 0.9%
Express Scripts Holding*	16,758	1,154,291

Industrials — 19.3%
3M	6,698	1,170,944
AGCO	28,436	1,785,781
Cummins	12,279	1,805,136
Delta Air Lines	27,627	1,305,099
Dover	15,058	1,170,759
Eaton	26,731	1,892,020
General Dynamics	5,555	1,005,900
Greenbrier	29,201	1,277,544
L3 Technologies	11,920	1,891,585
ManpowerGroup	15,282	1,458,820

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2017 (unaudited)

Description	Shares	Value

MRC Global*	70,398	$1,446,679
Northrop Grumman	10,205	2,337,761
Parker-Hannifin	12,778	1,880,027
Southwest Airlines	38,106	1,993,325
Swift Transportation, Cl A*	42,107	961,303
United Continental Holdings*	30,462	2,146,657
		25,529,340
Information Technology — 9.8%
Apple	14,071	1,707,516
Avnet	30,815	1,431,049
Corning	57,822	1,531,705
Dell Technologies - VMware Inc, Cl V*	3,900	245,661
Hewlett Packard Enterprise	41,454	940,177
HP	48,589	731,264
NetApp	15,837	606,874
Sanmina*	50,889	1,982,126
Symantec	43,915	1,209,858
Texas Instruments	26,960	2,036,558
Western Digital	6,798	542,005
		12,964,793
Materials — 8.4%
Alcoa	47,235	1,721,716
Dow Chemical	25,739	1,534,817
Huntsman	67,437	1,375,040
LyondellBasell Industries, Cl A	10,354	965,718
Packaging Corp of America	20,522	1,891,718
Reliance Steel & Aluminum	15,433	1,229,238
Trinseo	18,406	1,191,788
Worthington Industries	23,970	1,145,526
		11,055,561
Telecommunication Services — 0.4%
CenturyLink	21,308	551,025

Utilities — 0.7%
AES	83,650	956,956

Total Common Stock
(Cost $111,250,585)		131,995,434

Total Investments - 100.0%
(Cost $111,250,585)†		$131,995,434

Description	Value

Other Assets and Liabilities – 0.0%	$55,345
Net Assets - 100.0%	$132,050,779

Percentages are based on Net Assets.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's invest-ments was $111,250,585, and the unrealized appreciation and depreciation were $24,670,628 and $(3,925,779), respectively.

Cl — Class

As of January 31, 2017, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-001-0800

Cambria Investment Management
Schedule of Investments ● Cambria Sovereign High Yield Bond ETF ● January 31, 2017 (unaudited)

Description		Face Amount(1)	Value

SOVEREIGN DEBT — 75.8%
Australia — 4.0%
Queensland Treasury
5.750%, 07/22/24	AUD	174,000	$158,051
4.750%, 07/21/25 (A)	AUD	186,000	159,933
			317,984
Brazil — 8.4%
Brazilian Government International Bond
4.875%, 01/22/21		630,000	654,569

Chile — 5.1%
Chile Government International Bond
6.000%, 01/01/18	CLP	66,250,000	104,598
6.000%, 01/01/20	CLP	180,000,000	296,298
			400,896
China — 5.3%
China Government Bond
3.160%, 06/27/23	CNY	3,000,000	414,709

Greece — 7.2%
Hellenic Republic Government Bond
4.750%, 04/17/19 (A)	EUR	174,000	171,868
3.000%, 02/24/23 (B)	EUR	234,150	196,854
3.000%, 02/24/24 (B)	EUR	240,510	197,476
			566,198
Hungary — 3.8%
Hungary Government Bond
6.000%, 11/24/23	HUF	35,700,000	150,589
5.500%, 06/24/25	HUF	36,360,000	148,250
			298,839
Indonesia — 1.4%
Indonesia Government International Bond
6.875%, 01/17/18		103,000	107,934

Malaysia — 4.0%
Malaysia Government Bond
4.498%, 04/15/30	MYR	750,000	167,069
4.181%, 07/15/24	MYR	642,000	145,794
			312,863
Mexico — 3.2%
Mexican Bonos
8.500%, 05/31/29	MXN	2,410,800	124,393
7.500%, 06/03/27	MXN	2,596,800	125,534
			249,927

Description		Face Amount(1)/ Shares	Value

New Zealand — 2.6%
New Zealand Government Bond
4.500%, 04/15/27	NZD	258,000	$207,458

Peru — 5.6%
Peruvian Government International Bond
8.200%, 08/12/26	PEN	1,248,000	440,634

Poland — 3.1%
Poland Government Bond
5.750%, 04/25/29	PLN	852,000	246,420

Russia — 8.3%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	12,966,000	213,172
7.600%, 07/20/22	RUB	13,230,000	217,073
7.000%, 01/25/23	RUB	13,794,000	219,012
			649,257
South Africa — 7.0%
Republic of South Africa Government Bond
8.000%, 01/31/30	ZAR	2,732,928	184,322
7.000%, 02/28/31	ZAR	3,027,870	185,133
South Africa Government Bond
8.250%, 03/31/32	ZAR	2,727,132	184,380
			553,835
Thailand — 3.7%
Thailand Government Bond
3.625%, 06/16/23	THB	9,558,000	291,154

Turkey — 3.1%
Turkey Government Bond
8.000%, 03/12/25	TRY	539,180	121,436
7.100%, 03/08/23	TRY	553,105	122,549
			243,985
Total Sovereign Debt
(Cost $5,917,230)			5,956,662

EXCHANGE-TRADED FUND — 4.2%
WisdomTree Indian Rupee Strategy Fund		15,345	332,680

Total Exchange-Traded Fund
(Cost $318,244)			332,680

Cambria Investment Management
Schedule of Investments ● Cambria Sovereign High Yield Bond ETF ● January 31, 2017 (unaudited)

Description	Value

Total Investments - 80.0%
(Cost $6,235,474)†	$6,289,342
Other Assets and Liabilities - 20.0%	1,570,828
Net Assets - 100.0%	$7,860,170

Percentages are based on Net Assets.

(1)	In U.S. dollars unless otherwise indicated.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Adviser. The total value of such securities at January 31, 2017 was $331,801 and represents 4.2% of Net Assets.

(B)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2017. The coupon on a step bond changes on a specified date.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $6,235,474, and the unrealized appreciation and depreciation were $261,311 and $(207,443), respectively.

AUD — Australian Dollar
CLP — Chilean Peso
CNY — Chinese Yuan
EUR — Euro
HUF — Hungarian Forint
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
PEN — Peruvian Sol
PLN — Polish Zloty
RUB — Russian Ruble
THB — Thailand Baht
TRY— Turkish Lira
ZAR — South African Rand

The following is a list of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$5,956,662	$—	$5,956,662
Exchange-Traded Fund	332,680	—	—	332,680
Total Investments in Securities	$332,680	$5,956,662	$—	$6,289,342

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-007-0200

Cambria Investment Management
Schedule of Investments ●Cambria Value and Momentum ETF● January 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 90.7%
Consumer Discretionary — 9.5%
Best Buy	1,134	$50,485
Big 5 Sporting Goods	2,824	43,490
Career Education*	8,189	80,007
Children's Place	444	43,068
Cooper-Standard Holding*	508	53,482
DeVry Education Group	1,540	51,590
Eldorado Resorts*	3,154	48,887
Ethan Allen Interiors	1,180	34,338
Genesco*	516	31,063
Hooker Furniture	2,970	98,604
Spartan Motors	7,495	59,211
Superior Industries International	1,648	37,986
Tilly's, Cl A*	3,704	49,634
		681,845
Consumer Staples — 6.0%
Central Garden & Pet, Cl A*	2,213	68,116
Fresh Del Monte Produce	1,716	98,241
Omega Protein	2,879	71,831
SpartanNash	2,460	93,136
Universal	1,386	94,248
		425,572
Energy — 0.8%
McDermott International*	6,625	53,663

Financials — 23.6%
Allstate	538	40,463
Ambac Financial Group*	2,189	45,794
American Financial Group	990	85,308
American National Insurance	318	37,076
Assurant	930	90,331
Chubb	337	44,312
Cincinnati Financial	556	39,242
Employers Holdings	1,295	47,203
EZCORP, Cl A*	7,102	70,310
FirstCash	2,101	89,713
Green Dot, Cl A*	1,588	42,558
Health Insurance Innovations, Cl A*	2,716	51,876
Horace Mann Educators	2,100	86,835
Lincoln National	744	50,227
MBIA*	4,325	44,115

Description	Shares	Value

National General Holdings	3,708	$90,809
Old Republic International	4,416	91,853
Progressive	2,292	85,812
Prudential Financial	472	49,612
Regions Financial	3,434	49,484
Reinsurance Group of America, Cl A	744	93,350
Selective Insurance Group	2,250	93,824
State National	2,914	40,097
Travelers	310	36,512
Trupanion*	4,341	69,413
World Acceptance*	754	36,999
WR Berkley	1,272	85,491
		1,688,619
Health Care — 2.7%
Five Prime Therapeutics*	880	40,313
Lantheus Holdings*	8,318	70,703
SciClone Pharmaceuticals*	8,328	84,529
		195,545
Industrials — 27.5%
ABM Industries	2,280	92,089
ACCO Brands*	4,080	52,020
ArcBest	1,754	55,426
Astec Industries	1,251	87,545
Brady, Cl A	1,330	48,346
Brink's	2,466	109,737
BWX Technologies, Cl W	2,592	107,542
Chart Industries*	2,321	90,032
Energy Recovery*	3,526	36,106
Fluor	688	38,184
Gibraltar Industries*	1,342	58,914
Greenbrier	1,169	51,144
Hawaiian Holdings*	760	38,722
IES Holdings*	2,528	49,296
Insteel Industries	1,264	46,819
Jacobs Engineering Group	1,406	82,321
Kelly Services, Cl A	1,885	42,205
Kimball International, Cl B	2,803	46,894
Manitowoc*	8,380	57,235
Mistras Group*	1,428	32,958
MRC Global*	2,387	49,053
MYR Group*	2,466	94,867
Navigant Consulting*	1,901	46,955
NOW*	3,719	79,066

Cambria Investment Management
Schedule of Investments ●Cambria Value and Momentum ETF● January 31, 2017 (unaudited)

Description	Shares	Value

SkyWest	3,906	$138,272
Supreme Industries, Cl A	3,842	70,539
Tetra Tech	1,230	53,751
Tutor Perini*	3,475	103,555
Universal Forest Products	1,122	114,118
		1,973,711
Information Technology — 15.7%
Advanced Energy Industries*	2,808	165,223
Alpha & Omega Semiconductor*	3,071	62,495
Arrow Electronics*	568	41,759
Convergys	3,000	74,460
Ebix	2,436	135,198
II-VI*	1,705	62,233
Kimball Electronics*	2,708	46,307
Liquidity Services*	7,104	69,264
ManTech International, Cl A	1,790	69,703
MeetMe*	12,455	61,279
MoneyGram International*	4,162	52,857
NETGEAR*	898	51,096
Sanmina*	2,515	97,959
SYNNEX	402	48,312
Tech Data*	474	40,555
Unisys*	3,271	42,032
		1,120,732
Materials — 3.4%
Alcoa	1,684	61,382
Century Aluminum*	5,323	81,974
Schnitzer Steel Industries, Cl A	1,949	46,094
TimkenSteel*	3,090	52,097
		241,547
Telecommunication Services — 1.5%
Boingo Wireless*	8,994	105,230

Total Common Stock
(Cost $5,671,982)		6,486,464

Total Investments - 90.7%
(Cost $5,671,982)†		$6,486,464
Other Assets and Liabilities - 9.3%		665,528
Net Assets - 100.0%		$7,151,992

Percentages are based on Net Assets.

The open futures contracts held by the Fund at January 31, 2017, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation
S&P 500 Index EMINI	(30)	Mar-2017	$(29,036)

For the period ended January 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund's investments was $5,671,982, and the unrealized appreciation and depreciation were $881,209 and $(66,727), respectively.

Cl — Class

As of January 31, 2017, all of the Fund’s investments in securities and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-006-0300

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/Eric Richardson
Eric Richardson, President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Eric Richardson
Eric Richardson, President

Date: March 31, 2017

By:	/s/Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: March 31, 2017